8. COMMON STOCK (Details 2) (USD $)	12 Months Ended		206 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Stock based compensation	$ 1,207,878	$ 991,161	$ 22,753,760
General and Administrative
Stock based compensation	940,426	844,818	18,678,907
Exploration
Stock based compensation	$ 267,452	$ 146,343	$ 4,074,853